Deferred revenues related to licensing arrangements and co-development agreement (Details) € in Thousands				12 Months Ended
	Jul. 01, 2016 EUR (€)	Dec. 01, 2014 USD ($)	Apr. 10, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of geographical areas [line items]
Deferred revenues (note 5)				$ 55,000	$ 474,000
Research and development costs				10,704,000	16,495,000	$ 17,234,000
License Agreement Terms
Disclosure of geographical areas [line items]
Deferred revenues (note 5)				$ 541,000
Phase 3 Clinical Trial Of Zoptrex | Co-Development and Revenue-Sharing Agreement
Disclosure of geographical areas [line items]
Total costs not charged to the company, percent				30.00%
Maximum amount of research and development costs incurred, but not charged to the company			$ 10,000,000
Research and development costs incurred but not charged to the company				$ 9,900,000
Research and development costs				$ 1,117,000	$ 4,436,000	$ 7,140,000
Cyntec | License Agreement Terms
Disclosure of geographical areas [line items]
Non-refundable upfront payment received | €	€ 500
Sinopharm | License Agreement Terms
Disclosure of geographical areas [line items]
Non-refundable upfront payment received		$ 1,000,000